ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications Out of Accumulated Other Comprehensive Income Loss (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	$ (9,758)	$ (9,437)	$ (9,322)	$ (8,925)	$ (9,169)	$ (8,819)	$ (8,572)	$ (8,157)	$ (37,442)	$ (34,717)	$ (33,009)
Cost of products and services sold									23,613	21,360	20,637
Selling, General and Administrative Expenses									5,450	5,235	4,887
Other (Income) Expense									(1,247)	(843)	(830)
Interest and other financial charges									1,344	1,048	749
Total before tax									(5,476)	(6,244)	(6,191)
Effective income tax rate									1,008	1,249	1,262
Total reclassifications for the period, net of tax									(4,772)	(5,740)	(5,672)
Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									(24,515)	(22,841)	(22,345)
Cost of products and services sold									16,153	15,017	14,836
Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									(12,927)	(11,876)	(10,664)
Cost of products and services sold									7,460	6,343	5,801
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									0	(2)	(15)
Selling, General and Administrative Expenses									0	(4)	(10)
Other (Income) Expense									234	93	78
Interest and other financial charges									0	0	0
Total before tax									234	76	15
Effective income tax rate									(34)	(22)	6
Total reclassifications for the period, net of tax									200	54	21
Reclassification out of Accumulated Other Comprehensive Income | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	(8)	(28)
Reclassification out of Accumulated Other Comprehensive Income | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	(3)	(10)
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									0	0	0
Selling, General and Administrative Expenses									0	0	0
Other (Income) Expense									154	115	141
Interest and other financial charges									0	0	0
Total before tax									154	115	141
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									0	0	0
Selling, General and Administrative Expenses									0	0	0
Other (Income) Expense									(9)	(22)	(63)
Interest and other financial charges									0	0	0
Total before tax									(9)	(22)	(63)
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Settlements and curtailments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									0
Selling, General and Administrative Expenses									0
Other (Income) Expense									(91)
Interest and other financial charges
Total before tax									(91)
Reclassification out of Accumulated Other Comprehensive Income | Settlements and curtailments | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0
Reclassification out of Accumulated Other Comprehensive Income | Settlements and curtailments | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									0
Selling, General and Administrative Expenses									0
Other (Income) Expense									180
Interest and other financial charges									0
Total before tax									180
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									0
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold									$ 0
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales										(2)	(15)
Selling, General and Administrative Expenses										(4)	(10)
Other (Income) Expense										0	0
Interest and other financial charges										0	0
Total before tax										(17)	(63)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges | Cost of Products Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold										(8)	(28)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges | Cost of Services Sold
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold										$ (3)	$ (10)